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                                [ALLSTATE LOGO]

July 17, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: Allstate Life of New York Separate Account A ("Registrant")
         Allstate Life Insurance Company of New York ("Depositor") Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File Nos. 333-143228 and 811-07467; CIK No. 0000948255)

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-referenced Post-Effective Amendment No. 10 to the Registration Statement ("Registration Statement") pursuant to Rule 485(a) under the Securities Act of 1933 ("Securities Act").

Registrant is filing the Registration Statement for the purpose of filing a supplement to the prospectus. The supplement (1) revises disclosure relating to the Highest Anniversary Value ("HAV") optional Death Benefit to reflect an increase in the charge level for new elections; and (2) revises the Expense Example tables to reflect the new charge level.

All financial statements, exhibits, and other required disclosure are included in this Post-Effective Amendment No. 10.

We appreciate your review of the Registration Statement. If you have any questions, please do not hesitate to call me at 847/402-5745. Thank you.

Very truly yours,

/s/ JOCELYN LIU
--------------------------
Jocelyn Liu

Enclosure

cc: Thomas S. Clark, Esq.
    Prudential Financial